DEBT 2 (Details) (USD $)	Dec. 31, 2013	Nov. 04, 1996
Debt Instrument [Line Items]
Serial First Preferred Mortgage Notes		$ 51,700,000
Serial loans allocated		26,800,000
First Preferred Mortgage Notes		127,100,000
8.04% Term loans allocated		63,550,000
Effective interest rate of Term Loans	8.04%
Sinking fund redemption price	100.00%
Additional principal payment in 2019	10,995,000
Golden State (IOM I-A)
Debt Instrument [Line Items]
Total term notes outstanding issued by the agent issuer	$ 83,240,000